Shareholders’ equity (deficiency) - Schedule of RSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, options and RSUs outstanding (in shares)	12,624,891,000
Grants in period, Weighted average grant date fair value (in USD per share)	$ 16.71	$ 10.63	$ 5.75
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, options and RSUs outstanding (in shares)	11,297,923
Ordinary shares and vested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	15,000,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year (in shares)	7,289,971
Granted (in shares)	5,111,257
Vested (in shares)	3,489,554
Forfeited (in shares)	892,327
Outstanding at end of year (in shares)	8,019,347	7,289,971
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 9.34
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	13.16	$ 7.99
Grants in period, Weighted average grant date fair value (in USD per share)	16.71
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 8.55